COMBINED AND CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 913,277	$ 132,413	¥ 449,352
Short-term investments	945,865	137,138	2,342,743
Accounts receivable, net (net of allowance of RMB7,294 and RMB6,249 as of December 31, 2021 and 2022, respectively)	485,044	70,325	85,821
Contract assets, net (net of allowance of RMB1,223 and RMB459 as of December 31, 2021 and 2022, respectively)	12,600	1,827	146,537
Amounts due from related parties (net of allowance of nil and nil as of December 31, 2021 and 2022, respectively)	5,021	728	3,543
Inventories	646,852	93,785	376,244
Prepayments and other current assets	126,452	18,333	89,119
Total current assets	3,135,111	454,549	3,493,359
Property and equipment, net	504,953	73,211	321,627
Long-term investments	31,856	4,619	1,902
Intangible assets, net	20,600	2,987	19,553
Land-use rights, net	41,606	6,032	42,470
Goodwill	3,823	554	3,499
Right-of-use assets	44,349	6,430
Other non-current assets	57,098	8,278	69,959
Total non-current assets	704,285	102,111	459,010
TOTAL ASSETS	3,839,396	556,660	3,952,369
Current liabilities:
Accounts payable	206,681	29,966	77,271
Contract liabilities	40,378	5,854	122,603
Amounts due to related parties	334,283	48,466	307,498
Accrued warranty liability	17,694	2,565	13,932
Accrued expenses and other current liabilities	356,502	51,689	370,854
Total current liabilities	955,538	138,540	892,158
Deferred tax liabilities	439	64	466
Lease liabilities	10,139	1,470
Long-term borrowings	18,472	2,678
Other non-current liabilities	13,075	1,896	9,924
Total non-current liabilities	42,125	6,108	10,390
TOTAL LIABILITIES	997,663	144,648	902,548
Commitments and contingencies (Note 25)
Mezzanine equity:
MEZZANINE EQUITY	5,986,910	868,020	5,540,491
Shareholders' deficit
Subscription receivables	(310,227)	(44,979)	(310,227)
Accumulated other comprehensive income (loss)	(3,608)	(523)	8,465
Accumulated deficit	(2,831,381)	(410,512)	(2,188,947)
Total Shareholders' deficit	(3,145,177)	(456,008)	(2,490,670)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT	3,839,396	556,660	3,952,369
Class A
Shareholders' deficit
Ordinary shares	19	3	19
Class B
Shareholders' deficit
Ordinary shares	¥ 20	$ 3	¥ 20